Acquisition of Zyga Technology Inc. - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Line Items]
Goodwill		$ 0	$ 4,414		$ 3,413
Patents [Member] | Maximum [Member]
Business Combinations [Line Items]
Other intangible assets, useful life		16 years
Zyga Technology Inc [Member]
Business Combinations [Line Items]
Payments to acquire businesses	$ 21,000
Cash from RTI Surgical	3,000	$ 3,000	$ 21,000
Earnout consideration	4,986
Acquisition related costs	1,430			$ 800	$ 630
Total considerations including acquisition contingencies	25,986
Goodwill	13,556
Zyga Technology Inc [Member] | Patents [Member]
Business Combinations [Line Items]
Other intangible assets	$ 6,500
Other intangible assets, useful life	13 years
Zyga Technology Inc [Member] | Trademarks [Member]
Business Combinations [Line Items]
Other intangible assets	$ 80
Other intangible assets, useful life	1 year
Zyga Technology Inc [Member] | Marketing-Related Intangible Assets [Member]
Business Combinations [Line Items]
Other intangible assets	$ 180
Other intangible assets, useful life	7 years
Zyga Technology Inc [Member] | Revolving Credit Facility [Member]
Business Combinations [Line Items]
Cash proceeds from revolving credit facility	$ 18,000
Zyga Technology Inc [Member] | Clinical Milestones [Member]
Business Combinations [Line Items]
Earnout consideration	1,000
Zyga Technology Inc [Member] | Revenue Earnout [Member] | Maximum [Member]
Business Combinations [Line Items]
Earnout consideration	$ 35,000
Zyga Technology Inc [Member] | Earn Out Payment [Member]
Business Combinations [Line Items]
Reduction in contingent liability		$ 3,856